Intangible Assets, Net - Schedule of Estimated Aggregate Amortization Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Aggregate Amortization Expenses [Abstract]
2025	$ 124
2026	107
2027	101
2028	67
2029	55
Thereafter	53
Total	$ 507	$ 652